Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares		Value
Common Stocks – 98.7%
Aerospace & Defense – 5.4%
BAE Systems PLC	6,198	$43,430
Lockheed Martin Corp	37,254	14,531,295
Meggitt PLC	54,636	426,492
Singapore Technologies Engineering Ltd	49,500	137,560
		15,138,777
Airlines – 1.2%
easyJet PLC	7,940	112,248
Japan Airlines Co Ltd	113,800	3,381,053
		3,493,301
Auto Components – 0.7%
Bridgestone Corp	44,700	1,729,949
Cie Generale des Etablissements Michelin SCA	338	37,719
Nokian Renkaat Oyj	1,296	36,552
Sumitomo Rubber Industries Ltd	14,100	167,202
		1,971,422
Automobiles – 1.0%
Bayerische Motoren Werke AG	1,493	105,092
Daimler AG	901	44,795
Nissan Motor Co Ltd	145,700	908,486
Subaru Corp	62,100	1,746,221
		2,804,594
Banks – 3.2%
Bank Leumi Le-Israel BM	28,116	199,779
BOC Hong Kong Holdings Ltd	10,000	33,939
Canadian Imperial Bank of Commerce	4,000	330,067
DBS Group Holdings Ltd	47,200	853,959
Hang Seng Bank Ltd	332,000	7,158,915
United Overseas Bank Ltd	20,300	376,971
		8,953,630
Beverages – 0.4%
Coca-Cola Co	16,800	914,592
PepsiCo Inc	1,085	148,753
		1,063,345
Capital Markets – 3.3%
3i Group PLC	16,173	231,918
ASX Ltd	1,352	73,963
CME Group Inc	40,604	8,581,249
Singapore Exchange Ltd	40,500	248,252
		9,135,382
Commercial Services & Supplies – 0.1%
Societe BIC SA	2,460	165,144
Containers & Packaging – 0.1%
Amcor PLC	39,131	381,527
Distributors – 0.3%
Genuine Parts Co	7,600	756,884
Diversified Consumer Services – 1.1%
H&R Block Inc	136,627	3,227,130
Diversified Financial Services – 0%
Standard Life Aberdeen PLC	20,959	73,636
Diversified Telecommunication Services – 5.4%
AT&T Inc	102,882	3,893,055
BCE Inc	33,877	1,638,739
BT Group PLC	86,349	189,561
Elisa Oyj	3,850	198,458
HKT Trust & HKT Ltd	3,837,000	6,090,243
Nippon Telegraph & Telephone Corp	4,100	195,538
Proximus SADP	2,579	76,589
Singapore Telecommunications Ltd	49,000	109,929
Spark New Zealand Ltd	767,125	2,117,777
Swisscom AG (REG)	440	217,090
Telenor ASA	9,774	196,189
Verizon Communications Inc	2,600	156,936
		15,080,104
Electric Utilities – 16.6%
Alliant Energy Corp	35,981	1,940,455
American Electric Power Co Inc	22,843	2,140,161
CK Infrastructure Holdings Ltd	96,500	649,490
CLP Holdings Ltd	1,010,500	10,617,502

Shares		Value
Common Stocks – (continued)
Electric Utilities – (continued)
Duke Energy Corp	62,256	$5,967,860
Edison International	13,815	1,041,927
Endesa SA	6,898	181,471
Eversource Energy	28,600	2,444,442
Fortis Inc/Canada	8,500	359,391
Iberdrola SA	36,578	380,131
OGE Energy Corp	12,817	581,635
Pinnacle West Capital Corp	27,345	2,654,379
Power Assets Holdings Ltd	1,401,500	9,414,861
PPL Corp	30,099	947,817
Red Electrica Corp SA	18,584	377,412
SSE PLC	20,136	308,301
Terna Rete Elettrica Nazionale SpA	29,025	186,436
Xcel Energy Inc	97,770	6,344,295
		46,537,966
Food & Staples Retailing – 1.3%
ICA Gruppen AB	1,876	86,697
Jeronimo Martins SGPS SA	12,901	217,641
Koninklijke Ahold Delhaize NV	19,275	482,190
Lawson Inc	55,400	2,833,799
		3,620,327
Food Products – 1.0%
Archer-Daniels-Midland Co	7,800	320,346
Campbell Soup Co	3,418	160,373
General Mills Inc	17,339	955,726
Kellogg Co	219	14,093
Mowi ASA	7,677	177,184
Orkla ASA	34,460	313,586
WH Group Ltd (144A)	1,123,000	1,005,864
		2,947,172
Gas Utilities – 0.1%
Snam SpA	29,139	147,156
Health Care Providers & Services – 1.5%
Sonic Healthcare Ltd	217,363	4,114,279
Hotels, Restaurants & Leisure – 3.4%
Crown Resorts Ltd	16,356	132,996
Darden Restaurants Inc	68,340	8,079,155
Flight Centre Travel Group Ltd	31,189	1,001,806
Sodexo SA	2,437	273,552
		9,487,509
Household Durables – 1.7%
Barratt Developments PLC	25,077	199,760
Garmin Ltd	26,063	2,207,275
Iida Group Holdings Co Ltd	79,800	1,297,645
Persimmon PLC	4,660	124,309
Sekisui House Ltd	11,600	228,008
Taylor Wimpey PLC	314,744	624,868
		4,681,865
Household Products – 6.9%
Kimberly-Clark Corp	91,626	13,015,473
Procter & Gamble Co	49,743	6,187,034
		19,202,507
Industrial Conglomerates – 0.8%
NWS Holdings Ltd	1,456,000	2,255,291
Siemens AG	574	61,460
Smiths Group PLC	1,926	37,172
		2,353,923
Information Technology Services – 0.3%
Paychex Inc	9,202	761,650
Insurance – 2.0%
Admiral Group PLC	10,341	269,245
Assicurazioni Generali SpA	18,139	351,473
AXA SA	9,183	234,479
Baloise Holding AG	394	70,603
Direct Line Insurance Group PLC	132,303	488,246
Gjensidige Forsikring ASA	27,585	547,029
Great-West Lifeco Inc	19,700	473,056
Hannover Rueck SE	2,385	403,132
Legal & General Group PLC	15,856	48,418
Mapfre SA	48,596	130,864
MS&AD Insurance Group Holdings Inc	300	9,712
Power Corp of Canada	9,400	216,568
Power Financial Corp	6,600	153,055

Shares		Value
Common Stocks – (continued)
Insurance – (continued)
Sampo Oyj	1,925	$76,530
SCOR SE	11,454	472,964
Sun Life Financial Inc	6,700	299,621
Swiss Life Holding AG	822	393,041
Tokio Marine Holdings Inc	1,100	58,800
Tryg A/S	23,547	674,913
Zurich Insurance Group AG	403	154,285
		5,526,034
Machinery – 0%
ANDRITZ AG	1,725	70,496
Marine – 0%
Kuehne + Nagel International AG	971	143,052
Media – 2.1%
Axel Springer SE*	1,063	72,983
Eutelsat Communications SA	22,549	419,599
Interpublic Group of Cos Inc	1,616	34,841
Omnicom Group Inc	7,456	583,805
Shaw Communications Inc	248,300	4,879,028
		5,990,256
Metals & Mining – 0.8%
Boliden AB	6,492	149,252
Fortescue Metals Group Ltd	226,148	1,342,922
Norsk Hydro ASA	23,880	84,024
Rio Tinto Ltd	4,597	287,468
Rio Tinto PLC	6,669	345,063
		2,208,729
Multiline Retail – 2.3%
Harvey Norman Holdings Ltd#	39,322	120,201
Kohl's Corp	76,384	3,793,229
Macy's Inc	2,400	37,296
Nordstrom Inc	13,074	440,202
Target Corp	19,882	2,125,585
		6,516,513
Multi-Utilities – 15.6%
Ameren Corp	76,719	6,141,356
CMS Energy Corp	52,730	3,372,083
Consolidated Edison Inc	138,312	13,066,335
DTE Energy Co	50,226	6,678,049
E.ON SE	15,780	153,380
Innogy SE (144A)	16,619	808,854
Public Service Enterprise Group Inc	48,787	3,028,697
Sempra Energy	22,128	3,266,314
WEC Energy Group Inc	77,094	7,331,639
		43,846,707
Oil, Gas & Consumable Fuels – 2.9%
Exxon Mobil Corp	274	19,347
TOTAL SA	4,129	215,472
Valero Energy Corp	92,424	7,878,222
		8,113,041
Personal Products – 0.1%
Unilever NV	1,179	70,861
Unilever PLC	1,692	101,711
		172,572
Pharmaceuticals – 2.6%
AstraZeneca PLC	1,539	137,370
Bristol-Myers Squibb Co	8,300	420,893
Merck & Co Inc	35,881	3,020,463
Mitsubishi Tanabe Pharma Corp	7,200	78,920
Novartis AG	2,024	175,543
Orion Oyj	1,531	57,095
Pfizer Inc	63,604	2,285,292
Roche Holding AG	1,063	309,429
Sanofi	7,327	679,201
		7,164,206
Professional Services – 0%
SGS SA	28	69,425
Real Estate Management & Development – 4.9%
Daito Trust Construction Co Ltd	68,300	8,724,660
Hang Lung Properties Ltd	62,000	140,810
Henderson Land Development Co Ltd	39,600	184,421
Hysan Development Co Ltd	227,000	915,241
New World Development Co Ltd	71,000	92,221
Sun Hung Kai Properties Ltd	17,000	244,670

Shares		Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
Swire Properties Ltd	938,400	$2,945,409
Swiss Prime Site AG (REG)*	2,072	202,777
Wharf Holdings Ltd	72,000	157,091
Wharf Real Estate Investment Co Ltd	8,000	43,687
		13,650,987
Road & Rail – 0.3%
ComfortDelGro Corp Ltd	546,600	949,370
Specialty Retail – 0.4%
Gap Inc	64,600	1,121,456
Technology Hardware, Storage & Peripherals – 0.8%
Canon Inc	82,700	2,205,002
Textiles, Apparel & Luxury Goods – 0.7%
Yue Yuen Industrial Holdings Ltd	750,000	2,052,632
Tobacco – 0.5%
Altria Group Inc	35,200	1,439,680
Imperial Brands PLC	4,532	101,853
		1,541,533
Trading Companies & Distributors – 2.0%
ITOCHU Corp	278,500	5,747,234
Transportation Infrastructure – 0.7%
Auckland International Airport Ltd	24,077	137,911
SATS Ltd	499,200	1,748,537
		1,886,448
Wireless Telecommunication Services – 4.2%
KDDI Corp	1,700	44,422
NTT DOCOMO Inc	300,100	7,641,988
Rogers Communications Inc	81,100	3,950,617
		11,637,027
Total Common Stocks (cost $250,889,613)		276,711,950
Preferred Stocks – 0%
Automobiles – 0%
Bayerische Motoren Werke AG (cost $77,198)	1,118	62,077
Investment Companies – 0.9%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº,£	96,551	96,551
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£	2,366,432	2,366,432
Total Investment Companies (cost $2,462,983)		2,462,983
Total Investments (total cost $253,429,794) – 99.6%		279,237,010
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		1,017,141
Net Assets – 100%		$280,254,151

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$156,521,757	56.1%
Hong Kong	44,002,287	15.8
Japan	36,998,639	13.3
Canada	12,300,142	4.4
Australia	7,073,635	2.5
Singapore	4,424,578	1.6
United Kingdom	4,245,128	1.5
France	2,498,130	0.9
New Zealand	2,255,688	0.8
Switzerland	1,735,245	0.6
Germany	1,711,773	0.6
Norway	1,318,012	0.5
Spain	1,069,878	0.4
Italy	685,065	0.2
Denmark	674,913	0.2
Netherlands	553,051	0.2
Finland	368,635	0.1
Sweden	235,949	0.1
Portugal	217,641	0.1
Israel	199,779	0.1
Belgium	76,589	0.0

Austria	70,496	0.0

Total	$279,237,010	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 0.9%
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	$1,000∆	$-	$-	$96,551
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	14,501	(270)	285	2,366,432
Total Affiliated Investments - 0.9%	$15,501	$(270)	$285	$2,462,983

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 0.9%
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	3,606,190	1,891,989	(5,401,628)	96,551
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	2,849,715	8,994,607	(9,477,890)	2,366,432

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $1,814,718, which represents 0.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

#	Loaned security; a portion of the security is on loan at September 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

Level 2 -	Level 3 -

	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Banks	$8,753,851	$199,779	$-
All Other	267,758,320	-	-
Preferred Stocks	-	62,077	-
Investment Companies	-	2,462,983	-
Total Assets	$276,512,171	$2,724,839	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.